Related Party Transactions (Details Narrative) - USD ($)												1 Months Ended		3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended
		Oct. 05, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 23, 2025	May 31, 2025	May 19, 2025	May 15, 2025	May 01, 2025	Dec. 31, 2024	Jun. 25, 2024	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Jul. 17, 2025	Jul. 11, 2025
Capital contribution amount
Ordinary shares, outstanding			1	1								1	1	1	1	1		1		1
Promissory note - related party														$ 209,097	$ 209,097			$ 209,097		$ 209,097
Proceeds from promissory note														108,674
Conversion of due to related party to a promissory note														$ 100,423
Common stock, shares issued			1	1								1	1	1	1	1		1		1
Prepaid expense				$ 90,000
Common Stock [Member]
Capital contribution amount
Agreed to purchase of shares				1
Subsequent Event [Member]
Promissory note principal																						$ 1,000,000
First Amended [Member]
Promissory note principal																						1,000,000
Second Amended [Member]
Promissory note														$ 209,097	$ 209,097			$ 209,097		$ 209,097
Second Amended [Member] | Subsequent Event [Member]
Promissory note principal		$ 2,000,000
Chief Executive Officer [Member]
Common stock, shares issued														1	1			1		1
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Stock issued during period, value, issued for services						766,666
Sale of stock, share										$ 10.00	$ 10.00								$ 10.00
Marketable value									$ 9.89
Initial business combination									20.00%
Percentage of public shares to be redeemed									100.00%
Repayment of loans			$ 300,000	$ 300,000							$ 1,155,000	$ 300,000	$ 300,000			$ 300,000
Expenses per month								$ 10,000
Administrative expense															$ 30,000				$ 10,000	$ 50,000
Working capital loans										$ 0	$ 1,500,000			$ 0	$ 0			$ 0	$ 0	0
Shares issued										7,666,667	7,666,667
Share price										$ 0.003									$ 0.003
Proceeds from loans																			$ 300,000
Short term borrowings										$ 42,444									$ 42,444
Prepaid expense																				114,596
Payments of related party expenses																				$ 300,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Subsequent Event [Member]
Promissory note principal																						$ 1,000,000
Promissory note																					$ 26,330
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Working Capital Loans [Member]
Price per unit														$ 10.00	$ 10.00			$ 10.00		$ 10.00
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Maximum [Member]
Working capital loans														$ 1,500,000	$ 1,500,000			$ 1,500,000		$ 1,500,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Director [Member]
Sale of stock, share														$ 0.003	$ 0.003			$ 0.003		$ 0.003
Fair value of shares granted								200,000
Stock issued during period, value, issued for services																				$ 600
Excess fair value									$ 395,400
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Founder Shares [Member]
Shares surrendered											1,100,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement [Member]
Price per share										$ 10.00				10.00	10.00			10.00	$ 10.00	$ 10.00
Agreed to purchase of shares																			665,000
Stock issued during period, value, issued for services																				392,000
Sale of stock, share														$ 10.00	$ 10.00			$ 10.00		$ 10.00
Shares issued																705,000			650,000	705,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Over-Allotment Option [Member]
Agreed to purchase of shares										1,000,000
Shares issued																			23,000,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member]
Agreed to purchase of shares											5,750,000
Dividend shares										$ 0.33									$ 0.33
Ordinary shares, outstanding										8,433,333				8,333,333	8,333,333			8,333,333	8,433,333	8,333,333
Stock issued during period, value, issued for services								200,000
Number of shares forfeited							100,000
Sale of stock, share								$ 0.003
Common stock, shares issued										8,433,333	5,750,000			8,333,333	8,333,333			8,333,333	8,433,333	8,333,333
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member] | Common Stock [Member]
Ordinary shares, outstanding										8,433,333				8,333,333	8,333,333			8,333,333	8,433,333	8,333,333
Common stock, shares issued										8,433,333				8,333,333	8,333,333			8,333,333	8,433,333	8,333,333
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Class B Ordinary Shares [Member]
Sale of stock, share											$ 0.004
Capital contribution											$ 25,000
Shares issued											5,750,000
Share price										$ 0.33									$ 0.33
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Capital contribution amount	[1]																		$ 767
Agreed to purchase of shares	[1]																		7,666,667
PROCAP BTC, LLC [Member]
Ordinary shares, outstanding			10,000,000	10,000,000								10,000,000	10,000,000	10,000,000	10,000,000	10,000,000		10,000,000		10,000,000
Promissory note related party														$ 723,192	$ 723,192			$ 723,192		$ 723,192
Proceeds from promissory note																		711,634
Conversion of due to related party to a promissory note, related party												$ 11,558						11,558
Conversion of due to related party to a promissory note												$ 11,558						$ 11,558
Common stock, shares issued			10,000,000	10,000,000								10,000,000	10,000,000	10,000,000	10,000,000	10,000,000		10,000,000		10,000,000
Prepaid expense												$ 10,000						$ 18,350
PROCAP BTC, LLC [Member] | Common Stock [Member]
Stock issued during period, value, issued for services												10,000,000
Stock issued during period, value, issued for services
PROCAP BTC, LLC [Member] | Subsequent Event [Member]
Promissory note																					$ 26,330
PROCAP BTC, LLC [Member] | Preferred Equity Subscription Agreements [Member]
Purchase of shares					850,000
Purchase of shares, value					$ 8,500,000
PROCAP BTC, LLC [Member] | Promissory Note [Member]
Related party debt, principal amount			$ 1,000,000
PROCAP BTC, LLC [Member] | Promissory Note [Member] | Subsequent Event [Member]
Related party debt, principal amount		$ 2,000,000
Sponsor [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Capital contribution amount											$ 25,000
Price per share						$ 0.003					$ 0.004
Stock issued during period, value, issued for services						8,433,333
Repayment of loans														$ 300,000	$ 300,000			300,000		$ 300,000
Promissory note - related party										$ 42,444				$ 0	$ 0			$ 0	$ 42,444	$ 0
Sponsor [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member] | Director [Member]
Sale of stock, share														$ 1.98	$ 1.98			$ 1.98		$ 1.98
Stock issued during period, value, issued for services																				$ 396,000
Sponsor [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement [Member]
Agreed to purchase of shares																			265,000
Shares issued																				265,000
Sponsor [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member]
Ordinary shares, outstanding										7,666,667									7,666,667
Related Party [Member]
Prepaid expense				$ 90,000									$ 10,423
Payments of related party expenses				10,423
Due to related party			100,423	100,423								100,423	100,423			$ 100,423
Related Party [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Promissory note - related party										$ 42,444									$ 42,444
Related Party [Member] | PROCAP BTC, LLC [Member]
Promissory note - related party			$ 11,558	$ 11,558								$ 11,558	$ 11,558	$ 723,192	$ 723,192	$ 11,558		$ 723,192		$ 723,192

[1]	Includes up to 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 7).